Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (69,665)	$ (71,176)	$ (61,099)
Net loss attributable to ordinary shareholders - basic	(69,665)	(71,176)	(61,099)
Net loss attributable to ordinary shareholders - diluted	$ (69,665)	$ (71,176)	$ (61,099)
Weighted-average number of ordinary shares used in net loss per share - basic	39,973,059	39,139,693	28,654,760
Weighted-average number of ordinary shares used in net loss per share - diluted	39,973,059	39,139,693	28,654,760
Net loss per share-basic	$ (1.74)	$ (1.82)	$ (2.13)
Net loss per share-diluted	$ (1.74)	$ (1.82)	$ (2.13)